RESTRICTED BOX (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Restricted Cash:
Restricted cash	R$ 3,262,722	R$ 2,544,594
Marketing - Itaipu
Restricted Cash:
Restricted cash	1,367,419	1,038,270
Marketing - PROINFA
Restricted Cash:
Restricted cash	1,425,268	1,041,481
PROCEL
Restricted Cash:
Restricted cash	437,763	433,268
Resources of RGR
Restricted Cash:
Restricted cash	R$ 32,272	R$ 31,575